Segall Bryant & Hamill Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

September 28, 2018

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Segall Bryant & Hamill Trust (the “Registrant”)
File Nos.	2-75677

811-3373

Form N-1A Post-Effective Amendment No. 101 (1933 Act)

Dear Sir or Madam:

An electronic (EDGAR) filing is hereby made pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), on behalf of the Registrant, an open-end management investment company. This filing includes Post-Effective Amendment No. 101 to the Registrant’s 1933 Act Registration Statement on Form N-1A and Amendment No. 102 to its 1940 Act Registration Statement.

This filing is made to add the Segall Bryant & Hamill Short Term Plus Fund, with two share classes, as a registered series of the Trust.

Please address any comments or questions to the undersigned at (720) 947-5974.

Sincerely,

/s/ Stephanie Danner
Stephanie Danner
Secretary

cc: Peter H. Schwartz, Davis Graham & Stubbs LLP